Related Party Balances and Transactions - Service income (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Related Party Transaction [Line Items]
Service income	¥ 1,163	¥ 3,841
Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Transaction [Line Items]
Service income	¥ 1,163	1,806
Shanghai Weishang Business Consulting Co.,Ltd.
Related Party Transaction [Line Items]
Service income		¥ 2,035